Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income		$ 1,858,570	$ 7,369,119	$ 4,814,703
Denominator:
Basic	[1]	37,430,968	30,280,768	30,280,768
Diluted	[1]	37,430,968	30,280,768	30,280,768
Earnings per ordinary share
Basic		$ 0.05	$ 0.24	$ 0.16
Diluted		$ 0.05	$ 0.24	$ 0.16

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.